Inventories - Summary of Movement in Inventory Reserve (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Beginning balance	R$ (6,517)	R$ (4,403)	R$ (2,047)
Inventory reserve	(7,453)	(8,476)	(7,252)
Write-off of inventories against reserve	6,460	6,362	4,896
Ending balance	R$ (7,510)	R$ (6,517)	R$ (4,403)